Investment in an Equity Investee - Summarized statements of operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summarized Statements of Operations
Revenue	$ 277,677,000	$ 305,681,000
Interest income	19,589,000	20,574,000
Profit before taxation	495,592,000	(4,756,000)
Income tax expense	(63,162,000)	(2,886,000)
Net income	455,555,000	26,165,000
Gain on divestment of SHPL
Summarized Statements of Operations
Revenue	233,326,000	225,208,000
Gross profit	173,127,000	166,758,000
Interest income	493,000	338,000
Profit before taxation	81,754,000	80,213,000
Income tax expense	(12,577,000)	(12,294,000)
Net income	$ 69,177,000	$ 67,919,000
Preferential income tax rate (as a percent)	15.00%	15.00%
Unrealized profits eliminated	$ 584,000	$ 152,000